Columbia Commodity Strategy Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Commodity Strategy Fund (the Fund) seeks to provide shareholders with total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Commodity Strategy Fund	Class I	Class W
Shareholder Fees Column [Text]	Class I	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Commodity Strategy Fund		Class I	Class W
Operating Expenses Column [Text]		Class I	Class W
Management fees		0.55%	0.55%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses	[1]	0.21%	0.96%
Total annual fund operating expenses		0.76%	1.76%
Less: Fee waiver/expense reimbursement	[2]	(0.06%)	(0.61%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.70%	1.15%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.70% for Class I and 1.15% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs (based on estimated Fund expenses) would be:
Expense Example Columbia Commodity Strategy Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years
Class I	Class I (whether or not shares are redeemed)	71	237
Class W	Class W (whether or not shares are redeemed)	117	492

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a diversified fund that, under normal market conditions, seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund invests, directly and indirectly, in a portfolio of commodity-linked investments, including commodity-linked futures, structured notes and/or swaps that are designed to provide exposure to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities. A substantial portion of the Fund’s net assets will also be invested in a portfolio of fixed income securities rated investment-grade or, if unrated, deemed of comparable quality by the investment manager, which will consist primarily of: (i) U.S. Government securities, corporate debt securities, mortgage-backed securities and/or asset-backed securities; and/or (ii) shares of an affiliated money market fund. In addition to investing in these holdings for their income-producing potential, these holdings will be designated by the Fund, as necessary, to serve as collateral with respect to the Fund’s commodity-linked investments. The Fund primarily expects to gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the Subsidiary). The Subsidiary’s commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. It is expected that the gross notional value of the Fund’s (including the Subsidiary’s) commodity-linked investments will be equivalent to at least 90% of the Fund’s net assets. Like the Fund, the Subsidiary will not invest directly in physical commodities. The Subsidiary also invests in investment-grade fixed income securities and shares of an affiliated money market fund for investment purposes or to serve as collateral for its commodity-linked investments. The Fund’s investment in the Subsidiary permits it to gain exposure to the commodities markets in a potentially tax-efficient manner. The Subsidiary has the same investment objective as the Fund and, like the Fund, is managed by Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager).

Derivatives, such as futures, options, structured notes and swaps, may also be utilized to produce incremental earnings, hedge existing positions, increase market exposure and/or increase investment flexibility. Actual exposures will vary over time based on factors such as market movements and assessments of market conditions by the Fund’s portfolio managers. The Fund may engage in derivative transactions on both U.S. and foreign exchanges or in the “over-the-counter” (OTC) market.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund and the Subsidiary are described below. (References in this section to “the Fund” also include the Subsidiary, which shares the same risks as the Fund.)

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Commodity Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Counterparty Credit Risk. Counterparty credit risk is the risk that a counterparty to a financial instrument entered into by the Fund becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed. The commodity-linked investments in which the Fund enters into may involve counterparties in the financial services sector, and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. (Below is more detailed information on certain derivatives expected to be utilized by the Fund.)

Derivatives Risk — Commodity-Linked Futures Contracts. The loss that may be incurred by the Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Fund may increase the volatility of the Fund’s net asset value (NAV). Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

Derivatives Risk — Commodity-Linked Structured Notes. The Fund’s investments in commodity-linked structured notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary (i.e. liquid) market, and risk of greater volatility, that do not affect traditional equity and debt securities.

Derivatives Risk — Commodity-Linked Swaps. The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio managers are incorrect in their forecasts of market values or in their evaluation of the creditworthiness of swap counterparties, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Derivatives Risk — Options. The Fund may buy and sell call and put options for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, Counterparty Credit risk, hedging risk and Leverage Risk.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives (including, commodity-linked investments), or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Securities Risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Regulatory Risk — Commodity Futures Trading Commission. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), pursuant to which registered investment companies are exempt from the definition of the term “commodity pool operator,” and thus, not subject to regulation by the CFTC. However, the CFTC recently proposed significant changes in the way in which registered investment companies that invest in commodities markets are regulated. To the extent these proposals are adopted, the Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies (e.g., reducing substantially the Fund’s exposure to the commodities markets) or, if deemed necessary, liquidating the Fund.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Risks of Investing in Money Market Funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of affiliated and unaffiliated money market funds in which it may invest.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks (described above under “Commodity Risk” and elsewhere) whether or not they are held by the Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by Columbia Management and subadvised by Threadneedle International Limited (Threadneedle), making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees (the Board) has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In adhering to the Fund’s investment restrictions and limitations, Columbia Management will treat the assets of the Subsidiary generally as if the assets were held directly by the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (SAI) and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law were changed and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. If the Internal Revenue Service were to change its position as set out in a number of private letter rulings (which the Fund may not cite as precedent), such that the Fund’s income from the Subsidiary and any directly-held commodity-linked structured notes or swaps is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Columbia Flexible Capital Income Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Flexible Capital Income Fund (the Fund) seeks to provide shareholders current income, with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Flexible Capital Income Fund	Class A	Class C	Class I	Class R	Class Z
Shareholder Fees Column [Text]	Class A	Class C	Class I	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Flexible Capital Income Fund		Class A	Class C	Class I	Class R	Class Z
Operating Expenses Column [Text]		Class A	Class C	Class I	Class R	Class Z
Management fees		0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	0.50%	none
Other expenses	[1]	0.38%	0.38%	0.27%	0.38%	0.38%
Total annual fund operating expenses		1.22%	1.97%	0.86%	1.47%	0.97%
Less: Fee waiver/expense reimbursement	[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.10%	1.85%	0.74%	1.35%	0.85%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Management Investment Advisers, LLC, and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.10% for Class A, 1.85% for Class C, 0.74% for Class I, 1.35% for Class R and 0.85% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs (based on estimated expenses) would be:
Expense Example Columbia Flexible Capital Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years
Class A	Class A (whether or not shares are redeemed)	681	928
Class C	Class C (if shares are redeemed)	288	606
Class I	Class I (whether or not shares are redeemed)	76	262
Class R	Class R (whether or not shares are redeemed)	137	453
Class Z	Class Z (whether or not shares are redeemed)	87	297

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years
Columbia Flexible Capital Income Fund Class C	Class C (if shares are not redeemed)	188	606

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

In pursuing its investment objective, the Fund invests broadly in debt, equity and/or “hybrid” (convertible) securities. The Fund allocates its investments from one asset class to another based on the portfolio managers’ analysis of the opportunities for the Fund to achieve its objective in a given market. The Fund’s investments in debt securities may include investment grade and non-investment grade bonds, bank loans and U.S. Government securities. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade (i.e., high-yield or “junk” securities) or, if unrated, deemed of comparable quality by Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager). The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. The Fund’s equity securities will consist primarily of large cap, dividend paying common stocks or preferred securities, but the Fund may invest in issuers of any size. The Fund may also invest in hybrid securities, including convertible bonds and convertible preferred securities. The Fund may invest up to 25% of its net assets in foreign securities, including investments in emerging market issuers.

The Fund’s investment manager seeks to invest in undervalued or out-of-favor securities it believes offer opportunities for current income, with long-term capital appreciation. The investment manager may actively and frequently trade securities and other instruments in the Fund’s portfolio to carry out its principal strategies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk.

Foreign/Emerging Markets Investing Risk. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 19, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 20, 2011
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
Columbia Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Commodity Strategy Fund (the Fund) seeks to provide shareholders with total return.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs (based on estimated Fund expenses) would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified fund that, under normal market conditions, seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund invests, directly and indirectly, in a portfolio of commodity-linked investments, including commodity-linked futures, structured notes and/or swaps that are designed to provide exposure to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities. A substantial portion of the Fund’s net assets will also be invested in a portfolio of fixed income securities rated investment-grade or, if unrated, deemed of comparable quality by the investment manager, which will consist primarily of: (i) U.S. Government securities, corporate debt securities, mortgage-backed securities and/or asset-backed securities; and/or (ii) shares of an affiliated money market fund. In addition to investing in these holdings for their income-producing potential, these holdings will be designated by the Fund, as necessary, to serve as collateral with respect to the Fund’s commodity-linked investments. The Fund primarily expects to gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the Subsidiary). The Subsidiary’s commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. It is expected that the gross notional value of the Fund’s (including the Subsidiary’s) commodity-linked investments will be equivalent to at least 90% of the Fund’s net assets. Like the Fund, the Subsidiary will not invest directly in physical commodities. The Subsidiary also invests in investment-grade fixed income securities and shares of an affiliated money market fund for investment purposes or to serve as collateral for its commodity-linked investments. The Fund’s investment in the Subsidiary permits it to gain exposure to the commodities markets in a potentially tax-efficient manner. The Subsidiary has the same investment objective as the Fund and, like the Fund, is managed by Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager).

Derivatives, such as futures, options, structured notes and swaps, may also be utilized to produce incremental earnings, hedge existing positions, increase market exposure and/or increase investment flexibility. Actual exposures will vary over time based on factors such as market movements and assessments of market conditions by the Fund’s portfolio managers. The Fund may engage in derivative transactions on both U.S. and foreign exchanges or in the “over-the-counter” (OTC) market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund and the Subsidiary are described below. (References in this section to “the Fund” also include the Subsidiary, which shares the same risks as the Fund.)

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Commodity Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Counterparty Credit Risk. Counterparty credit risk is the risk that a counterparty to a financial instrument entered into by the Fund becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed. The commodity-linked investments in which the Fund enters into may involve counterparties in the financial services sector, and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. (Below is more detailed information on certain derivatives expected to be utilized by the Fund.)

Derivatives Risk — Commodity-Linked Futures Contracts. The loss that may be incurred by the Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Fund may increase the volatility of the Fund’s net asset value (NAV). Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

Derivatives Risk — Commodity-Linked Structured Notes. The Fund’s investments in commodity-linked structured notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary (i.e. liquid) market, and risk of greater volatility, that do not affect traditional equity and debt securities.

Derivatives Risk — Commodity-Linked Swaps. The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio managers are incorrect in their forecasts of market values or in their evaluation of the creditworthiness of swap counterparties, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Derivatives Risk — Options. The Fund may buy and sell call and put options for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, Counterparty Credit risk, hedging risk and Leverage Risk.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives (including, commodity-linked investments), or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Securities Risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Regulatory Risk — Commodity Futures Trading Commission. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), pursuant to which registered investment companies are exempt from the definition of the term “commodity pool operator,” and thus, not subject to regulation by the CFTC. However, the CFTC recently proposed significant changes in the way in which registered investment companies that invest in commodities markets are regulated. To the extent these proposals are adopted, the Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies (e.g., reducing substantially the Fund’s exposure to the commodities markets) or, if deemed necessary, liquidating the Fund.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Risks of Investing in Money Market Funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of affiliated and unaffiliated money market funds in which it may invest.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks (described above under “Commodity Risk” and elsewhere) whether or not they are held by the Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by Columbia Management and subadvised by Threadneedle International Limited (Threadneedle), making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees (the Board) has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In adhering to the Fund’s investment restrictions and limitations, Columbia Management will treat the assets of the Subsidiary generally as if the assets were held directly by the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (SAI) and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law were changed and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. If the Internal Revenue Service were to change its position as set out in a number of private letter rulings (which the Fund may not cite as precedent), such that the Fund’s income from the Subsidiary and any directly-held commodity-linked structured notes or swaps is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Commodity Strategy Fund | Columbia Commodity Strategy Fund - Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	71
3 years	rr_ExpenseExampleYear03	237
Columbia Commodity Strategy Fund | Columbia Commodity Strategy Fund - Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.96%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	492
Columbia Flexible Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Flexible Capital Income Fund (the Fund) seeks to provide shareholders current income, with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs (based on estimated expenses) would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objective, the Fund invests broadly in debt, equity and/or “hybrid” (convertible) securities. The Fund allocates its investments from one asset class to another based on the portfolio managers’ analysis of the opportunities for the Fund to achieve its objective in a given market. The Fund’s investments in debt securities may include investment grade and non-investment grade bonds, bank loans and U.S. Government securities. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade (i.e., high-yield or “junk” securities) or, if unrated, deemed of comparable quality by Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager). The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. The Fund’s equity securities will consist primarily of large cap, dividend paying common stocks or preferred securities, but the Fund may invest in issuers of any size. The Fund may also invest in hybrid securities, including convertible bonds and convertible preferred securities. The Fund may invest up to 25% of its net assets in foreign securities, including investments in emerging market issuers.

The Fund’s investment manager seeks to invest in undervalued or out-of-favor securities it believes offer opportunities for current income, with long-term capital appreciation. The investment manager may actively and frequently trade securities and other instruments in the Fund’s portfolio to carry out its principal strategies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk.

Foreign/Emerging Markets Investing Risk. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Flexible Capital Income Fund | Columbia Flexible Capital Income Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	681
3 years	rr_ExpenseExampleYear03	928
Columbia Flexible Capital Income Fund | Columbia Flexible Capital Income Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.85%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	288
3 years	rr_ExpenseExampleYear03	606
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	606
Columbia Flexible Capital Income Fund | Columbia Flexible Capital Income Fund - Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.74%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	262
Columbia Flexible Capital Income Fund | Columbia Flexible Capital Income Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.35%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	453
Columbia Flexible Capital Income Fund | Columbia Flexible Capital Income Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	297

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.70% for Class I and 1.15% for Class W.
[3]	Columbia Management Investment Advisers, LLC, and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.10% for Class A, 1.85% for Class C, 0.74% for Class I, 1.35% for Class R and 0.85% for Class Z.